Form N-1A Supplement	Sep. 05, 2025
VanEck CLO ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 5, 2025 TO
THE PROSPECTUS DATED MAY 1, 2025 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the "Trust") regarding VanEck CLO ETF (the "Fund"), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective September 8, 2025, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the unitary management fee rate for the Fund from 0.40% to 0.36%.

Accordingly, the Fund's Prospectus is supplemented as follows:
The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under the Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following: